Property, plant and equipment- Capital commitments (Details) - Property, plant and equipment - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Capital commitments (excluding equity accounted investments)
Authorised and contracted for	R 50,551	R 47,596
Authorised but not yet contracted for	26,897	34,246
Less expenditure to the end of year	(42,057)	(34,277)
Capital commitments	35,391	47,565
Capital commitments to sustain existing operations	29,988	35,749
Capital commitments to expand operations	5,403	11,816
Within one year
Capital commitments (excluding equity accounted investments)
Capital commitments	24,796	30,941
One to five years
Capital commitments (excluding equity accounted investments)
Capital commitments	R 10,595	R 16,624